UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act File Number 811-4401

                            NORTH TRACK FUNDS, INC.
               (Exact name of registrant as specified in charter)

                           250 East Wisconsin Avenue
                                   Suite 2000
                              Milwaukee, WI 53202
              (Address of principal executive offices)--(Zip code)

                          David G. Stoeffel, President
                            North Track Funds, Inc.
                           250 East Wisconsin Avenue
                                   Suite 2000
                           Milwaukee, Wisconsin 53202
                    (Name and address of agent for service)

                                With a copy to:

                             Charles M. Weber, Esq.
                              Quarles & Brady LLP
                           411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

      Registrant's telephone number, including area code:  (414) 978-6400

                  Date of fiscal year end:  December 31, 2003

                  Date of reporting period:  December 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

(NORTH TRACK LOGO)
INDEX FUNDS WITH ADVICE

ANNUAL REPORT
TO SHAREHOLDERS

December 31, 2003

>  CASH RESERVE FUND

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                               PRESIDENT'S LETTER
                         ANNUAL REPORT TO SHAREHOLDERS
                               DECEMBER 31, 2003

                                                               February 16, 2004

DEAR SHAREHOLDER:

I'm pleased to provide you with the 2003 Annual Report for North Track Cash Reserve Fund. The Fund ended the year with $180 million in assets and, with the addition of Class C shares in 2003, is now comprised of four different share classes to meet your investment needs.

The year brought improvements in the general economy, a continuation of low interest rates, a quick and decisive end to Saddam Hussein's regime and strong performance across the equities markets. The low interest rate environment contributed to the Cash Reserve Fund's modest return.

Unfortunately, the year was also marred by scandals in the mutual fund industry. As a mutual fund investor myself, I appreciate that these issues are of great concern to you. It is vitally important that public confidence in the integrity of our industry be restored. Mutual funds are an excellent means by which individuals can participate in the stock and bond markets. They offer people a share in a professionally managed investment portfolio without having to commit large sums of money. We at North Track believe that those involved in the mutual fund industry are, by and large, honest and lawful. However, certain industry practices are properly under scrutiny, and swift action by the regulators and the industry itself is needed. North Track fully supports the efforts of the SEC and NASD and will continue to monitor developments in this regard and respond accordingly.

Let me assure you that at North Track the interests of our shareholders always come first, and we have and will continue to improve internal systems, policies and procedures that are designed to protect your interests.

Finally, we feel that it is important to consult your financial advisor before you make any decision to buy or sell a mutual fund. Personal investment objectives, risk tolerances, and tax considerations, must all be considered to make an appropriate decision, and your advisor can help assess the right course of action.

Thank you for your continued confidence in North Track and as always, we welcome your questions or comments.

Best Regards,

/S/David G. Stoeffel

David G. Stoeffel
President and CEO

This report contains information for existing shareholders of the North Track Cash Reserve Fund. It does not constitute an offer to sell. If an investor wishes to receive more information about the Fund, the investor should obtain a prospectus, which includes a discussion of the Fund's investment objective and all sales charges and expenses of the Fund.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                            ANNUAL REPORT COMMENTARY
                               DECEMBER 31, 2003

The short-end of the yield curve still remained a challenging environment with interest rates at historical lows. The Cash Reserve Fund's seven-day yields at December 31, 2003 were .53%, .16%, .10% and .10% for Classes Y, X, B and C, respectively. At year-end, the average maturity of the portfolio was 48 days while fluctuating in a narrow range of 50 to 60 days for most of the year. The Fund maintained its exposure in corporate securities by owning the longer end of the maturity spectrum, as the yield curve remained relatively steep in this sector throughout the year. The Fund's commercial paper weighting remained relatively unchanged at 52.7%, while the agency weighting in the portfolio increased from 23.4% to 30.8%, as the A1/P1 commercial paper yield curve flattened in the latter half of the year and the agency yield curve remained relatively steep. During the period, yields on A1/P1 commercial paper fell approximately 25 basis points across the curve, while agency yields fell 21-23 basis points in the 7 to 90 day area of the curve, and 11 basis points for 210 to 270 day maturities.

As we look forward to 2004, a vigilant eye will be kept on the Federal Reserve and signs of any inflationary pressure. The Fund will maintain its current average maturity range in the near-term but position the portfolio to take advantage any rise in short rates that may occur during the year. The Fund will continue to look for opportunities to add incremental yield between sectors and issuers as they arise.

NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the North Track Cash Reserve Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on these reports include the accuracy of the adviser's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003

        PRINCIPAL                                                                          MATURITY      INTEREST
         AMOUNT      DESCRIPTION                                                             DATE          RATE        VALUE
        ---------    -----------                                                           --------      --------      -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 30.8%

FEDERAL HOME LOAN BANK ("FHLB")
       $  650,000    FHLB Note                                                              06/15/04      3.375%   $    656,568
          390,000    FHLB Note                                                              04/16/04      4.875%        394,156
          490,000    FHLB Note                                                              01/05/04      5.375%        490,226
                                                                                                                   ------------
                     Total Federal Home Loan Bank                                                                     1,540,950
                                                                                                                   ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC")
        3,105,000    FHLMC Note                                                             04/15/04      3.750%      3,127,804
          704,000    FHLMC Note                                                             02/15/04      5.250%        707,501
          500,000    FHLMC Note                                                             01/30/04      3.330%        500,868
        2,500,000    FHLMC Discount Note                                                    01/23/04      1.080%      2,498,350
        3,200,000    FHLMC Discount Note                                                    01/21/04      1.060%      3,198,115
        1,000,000    FHLMC Note                                                             01/15/04      5.000%      1,001,475
        1,000,000    FHLMC Note                                                             01/15/04      3.250%      1,000,800
        3,000,000    FHLMC Discount Note                                                    01/15/04      1.065%      2,998,757
        1,200,000    FHLMC Discount Note                                                    01/14/04      1.060%      1,199,541
                                                                                                                   ------------
                     Total Federal Home Loan Mortgage Corporation                                                    16,233,211
                                                                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA")
        1,626,000    FNMA Note                                                              05/14/04      5.625%      1,652,412
          758,000    FNMA Note                                                              04/15/04      3.625%        763,360
        3,000,000    FNMA Note                                                              03/15/04      4.750%      3,022,127
        2,000,000    FNMA Discount Note                                                     02/18/04      1.080%      1,997,120
          837,000    FNMA Note                                                              02/13/04      5.125%        840,888
        3,000,000    FNMA Discount Note                                                     01/28/04      1.060%      2,997,615
        5,500,000    FNMA Discount Note                                                     01/09/04      1.065%      5,498,697
        5,000,000    FNMA Discount Note                                                     01/08/04      1.050%      4,998,979
        6,400,000    FNMA Discount Note                                                     01/07/04      1.060%      6,398,876
        8,500,000    FNMA Discount Note                                                     01/05/04      1.040%      8,499,013
                                                                                                                   ------------
                     Total Federal National Mortgage Association                                                     36,669,087
                                                                                                                   ------------

STUDENT LOAN MARKETING ASSOCIATION ("SLMA")
        1,090,000    SLMA Global Note                                                       06/30/04      5.000%      1,111,010
                                                                                                                   ------------
                     Total Student Loan Marketing Association                                                         1,111,010
                                                                                                                   ------------
                     TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                    55,554,258
                                                                                                                   ------------

CORPORATE SECURITIES -- 71.5%

BONDS AND NOTES -- 18.7%
          600,000    American Express Global Notes                                          06/23/04      6.750%        615,883
        1,000,000    Associates Corporation Senior Notes                                    04/20/04      5.800%      1,013,577
        1,500,000    Associates Corporation Senior Notes                                    02/15/04      5.500%      1,507,647
        1,202,000    Bank of America Corporation Global Notes                               06/15/04      6.625%      1,231,080
\<F1>      23,962    Bear Stearns Co Medium Term Floating Rate Note                         02/03/04      1.130%         23,962
\<F1>      23,962    CSFB Bank Medium Term Floating Rate Note                               11/09/04      1.123%         24,058
\<F1>      23,962    CSFB Bank Medium Term Floating Rate Note                               03/06/04      1.170%         23,982
          676,000    Citigroup, Inc. Global Notes                                           03/15/04      5.800%        682,311
        3,781,000    Diageo Capital PLC Global Notes                                        06/24/04      6.625%      3,878,951
\<F1>      23,962    General Electric Capital Corporation Medium Term Floating Rate Note    09/24/04      1.080%         23,995
#<F2>   1,026,000    General Electric Capital Corporation Global Medium Term Notes          04/23/04      5.375%      1,039,915
        1,513,000    Household Finance Corporation Global Notes                             05/01/04      6.000%      1,536,945
        4,453,000    Lehman Brothers Holdings Global Notes                                  04/01/04      6.625%      4,512,955
          500,000    Merrill Lynch & Company Global Notes                                   11/15/04      6.000%        519,261
        4,350,000    Merrill Lynch & Company Domestic Medium Term Notes                     06/15/04      5.350%      4,431,726
        1,250,000    Merrill Lynch & Company Domestic Medium Term Notes                     05/21/04      5.550%      1,271,749
        1,000,000    Merrill Lynch & Company Domestic Medium Term Notes                     05/07/04      5.460%      1,014,685
          500,000    Merrill Lynch & Company Domestic Medium Term Notes                     04/06/04      6.070%        506,263
          725,000    Merrill Lynch & Company Domestic Medium Term Notes                     02/06/04      5.700%        728,144
        2,150,000    Norwest Finance Domestic Notes                                         07/15/04      6.625%      2,211,517
        1,400,000    Nationsbank Corporation Domestic Notes                                 07/15/04      6.125%      1,437,085
        1,850,000    Wells Fargo Company Global Notes                                       07/15/04      6.625%      1,902,854
        3,567,000    Wells Fargo Company Global Notes                                       05/03/04      5.450%      3,618,193
                                                                                                                   ------------
                     Total Corporate Bonds                                                                           33,756,738
                                                                                                                   ------------

COMMERCIAL PAPER -- 52.7%
          500,000    American Honda Finance Corporation                                     01/06/04      1.050%        499,927
        3,200,000    American General Finance Corporation                                   02/02/04      1.050%      3,197,013
          400,000    American General Finance Corporation                                   01/20/04      1.050%        399,778
        1,900,000    American General Finance Corporation                                   01/07/04      1.050%      1,899,668
        4,000,000    American General Finance Corporation                                   01/06/04      1.030%      3,999,428
        3,500,000    American Express Credit Corporation                                    02/09/04      1.040%      3,496,057
        2,200,000    American Express Credit Corporation                                    01/28/04      1.050%      2,198,268
        3,500,000    American Express Credit Corporation                                    01/08/04      1.040%      3,499,292
        3,100,000    AMRO North America Finance, Inc.                                       01/26/04      1.066%      3,097,706
        3,000,000    AMRO North America Finance, Inc.                                       01/14/04      1.070%      2,998,841
\<F1>      47,925    Autobahn Funding Corporation                                           01/06/04      1.120%         47,914
        3,700,000    CIT Group, Inc.                                                        01/22/04      1.096%      3,697,634
          190,000    CIT Group, Inc.                                                        01/20/04      1.080%        189,892
        3,000,000    CIT Group, Inc.                                                        01/15/04      1.080%      2,998,740
        2,500,000    CIT Group, Inc.                                                        01/09/04      1.080%      2,499,400
        3,000,000    Citicorp                                                               02/03/04      1.070%      2,997,058
        1,750,000    Citicorp                                                               01/29/04      1.070%      1,748,544
        1,500,000    Citicorp                                                               01/23/04      1.080%      1,499,010
\<F1>      47,925    Concord Minutemen Cap Co A                                             01/22/04      1.121%         47,850
\<F1>      23,962    Countrywide Home Loans                                                 01/30/04      1.121%         23,939
\<F1>      23,962    Countrywide Home Loans                                                 01/02/04      1.020%         23,961
        1,500,000    E I DuPont                                                             02/04/04      1.050%      1,498,512
        4,000,000    E I DuPont                                                             01/16/04      1.060%      3,998,233
        3,000,000    E I DuPont                                                             01/06/04      1.050%      2,999,562
\<F1>      23,962    General Electric Capital Corporation                                   01/30/04      1.092%         23,917
\<F1>      23,962    General Electric Capital Corporation                                   01/29/04      1.092%         23,921
        1,500,000    General Electric Capital Corporation                                   01/27/04      1.070%      1,498,841
        1,000,000    General Electric Capital Corporation                                   01/26/04      1.090%        999,243
        3,800,000    General Electric Capital Corporation                                   01/12/04      1.080%      3,798,746
        2,000,000    General Electric Capital Corporation                                   01/05/04      1.090%      1,999,758
\<F1>      23,962    Goldman Sachs Group                                                    01/29/04      1.102%         23,915
        1,000,000    Household Finance Corporation                                          01/27/04      1.080%        999,220
        4,000,000    Household Finance Corporation                                          01/13/04      1.070%      3,998,573
        3,000,000    Household Finance Corporation                                          01/07/04      1.080%      2,999,460
        5,000,000    Marshall & Ilsley Corporation                                          02/10/04      1.060%      4,994,111
        1,500,000    Marshall & Ilsley Corporation                                          02/05/04      1.060%      1,498,454
        3,000,000    Marshall & Ilsley Corporation                                          01/26/04      1.070%      2,997,771
        2,000,000    Nestle Capital Corporation                                             02/11/04      1.040%      1,997,631
          700,000    Royal Bank of Scotland                                                 02/03/04      1.080%        699,307
          200,000    Royal Bank of Scotland                                                 01/26/04      1.080%        199,850
        2,600,000    Royal Bank of Scotland                                                 01/20/04      1.070%      2,598,532
        3,000,000    Toyota Motor Credit                                                    02/17/04      1.040%      2,995,927
          900,000    Toyota Motor Credit                                                    01/21/04      1.070%        899,465
          550,000    Toyota Motor Credit                                                    01/09/04      1.060%        549,870
        2,000,000    UBS Finance (Delaware) LLC                                             01/21/04      1.070%      1,998,811
        1,900,000    UBS Finance (Delaware) LLC                                             01/16/04      1.050%      1,899,169
        5,000,000    UBS Finance (Delaware) LLC                                             01/08/04      1.055%      4,998,974
          739,000    UBS Finance (Delaware) LLC                                             01/05/03      1.080%        738,911
                                                                                                                   ------------
                     Total Commercial Paper                                                                          94,988,604
                                                                                                                   ------------

CERTIFICATES OF DEPOSIT -- 0.1%
\<F1>      23,962    First Tennessee Bank, N.A.                                             01/29/04      1.090%         23,962
\<F1>      23,962    First Tennessee Bank, N.A.                                             01/12/04      1.090%         23,962
\<F1>      23,962    SouthTrust Bank N.A.                                                   01/29/04      1.090%         23,962
                                                                                                                   ------------
                     Total Certificate of Deposit                                                                        71,886
                                                                                                                   ------------
                     TOTAL CORPORATE SECURITIES                                                                     128,817,228
                                                                                                                   ------------

SHORT TERM SECURITIES -- 0.4%

MASTER NOTE -- 0.0%
\<F1>      47,925    Bear Stearns & Company                                                 01/07/04      1.150%         47,925
                                                                                                                   ------------
                     Total Master Note                                                                                   47,925
                                                                                                                   ------------

MONEY MARKET -- 0.0%
           33,238    Highmark U.S. Government Money Market Fund                                                          33,238
                                                                                                                   ------------
                     Total Money Market                                                                                  33,238
                                                                                                                   ------------

REPURCHASE AGREEMENTS -- 0.4%
\<F1>     118,902    Bank of America Sec LLC                                                01/02/04      1.050%        118,902
                     Triparty Repurchase Agreement, dated 12-31-2003, collateralized by various corporate asset backed securities, due 2016 to 2033, value at repurchase $118,909
\<F1>     239,623    Bear Stearns & Company                                                 01/02/04      1.120%        239,623
                     Triparty Repurchase Agreement, dated 12-31-2003, collateralized by Fanniemae Strip, Series 342, Class 1, due 09-01-2033,
                     value at repurchase $239,638
\<F1>     287,548    Lehman Brothers                                                        01/02/04      1.080%        287,548
                     Triparty Repurchase Agreement, dated 12-31-2003, collateralized by various corporate asset backed securities, due 2021 to 2043, value at repurchase $287,565
                                                                                                                   ------------
                     Total Repurchase Agreements                                                                        646,075
                                                                                                                   ------------
                     TOTAL SHORT TERM SECURITIES                                                                        727,238
                                                                                                                   ------------
TOTAL INVESTMENTS, AT AMORTIZED COST -- 102.7%                                                                      185,098,724
LESS COLLATERAL HELD FOR SECURITIES ON LOAN -- (0.6)%                                                                (1,077,300)
OTHER LIABILITIES LESS OTHER ASSETS -- (2.1)%                                                                        (3,760,524)
                                                                                                                   ------------
NET ASSETS -- 100.0%                                                                                               $180,260,900
                                                                                                                   ------------
                                                                                                                   ------------

NOTES TO SCHEDULE OF INVESTMENTS
\<F1> Security purchased with cash received to collateralize loaned securities #<F2> Loaned security

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

ASSETS:
   Investments in securities, at amortized cost and value:
      U.S. government and agency obligations                      $ 55,554,258
      Corporate investments                                        128,817,228
      Short-term investments                                           727,238
                                                                  ------------
         Total investments                                         185,098,724
                                                                  ------------
   Receivable for fund shares sold                                       1,178
   Interest receivable                                                 586,758
   Other assets                                                         12,635
                                                                  ------------
         Total assets                                              185,699,295
                                                                  ------------

LIABILITIES:
   Payable for capital shares redeemed               $   28,565
   Dividends payable (Retail Class X)                        29
   Dividends payable (Retail Class B)                        19
   Dividends payable (Retail Class C)                         9
   Dividends payable (Institutional Class Y)             14,530
   Management fees                                       32,985
   Administration fees                                   24,735
   Distribution and shareholder servicing fees           96,266
   Accrued expenses                                      63,558
   Other liabilities                                        399
   Line of credit                                     4,100,000
   Collateral on securities loaned, at value          1,077,300
                                                     ----------
         Total liabilities                                           5,438,395
                                                                  ------------
NET ASSETS                                                        $180,260,900
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
   Capital stock                                                  $180,238,659
   Undistributed net investment income                                  21,434
   Undistributed accumulated net realized gain                             807
                                                                  ------------
         Net assets                                               $180,260,900
                                                                  ------------
                                                                  ------------

RETAIL CLASS X
   Net assets (in 000's)                                          $    142,541
   Shares issued and outstanding                                       142,525
   Net asset value and redemption price per share                        $1.00

RETAIL CLASS B
   Net assets (in 000's)                                          $      3,974
   Shares issued and outstanding                                         3,972
   Net asset value and redemption price per share                        $1.00

RETAIL CLASS C
   Net assets (in 000's)                                          $        129
   Shares issued and outstanding                                           129
   Net asset value and redemption price per share                        $1.00

INSTITUTIONAL CLASS Y
   Net assets (in 000's)                                          $     33,617
   Shares issued and outstanding                                        33,617
   Net asset value and redemption price per share                        $1.00

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Interest                                                         $2,437,115
   Security lending revenue                                             10,141
                                                                    ----------
      Total investment income                                        2,447,256
                                                                    ----------

EXPENSES:
   Investment advisory fees                          $  393,819
   Administration fees                                  293,915
   Custodian fees                                        18,810
   Transfer agent fees                                   32,975
   Accounting fees                                       94,294
   Distribution and shareholder servicing fees
      Retail Class X                                    564,355
      Retail Class B                                     66,349
      Retail Class C                                        575
   Professional fees                                     63,955
   Registration fees                                     20,820
   Communication                                         59,184
   Director fees                                         41,037
   Miscellaneous expenses                                12,911
                                                     ----------
      Total expenses                                  1,662,999
   Less expenses absorbed by distributor                (24,373)
                                                     ----------
      Net expenses                                    1,638,626

NET INVESTMENT INCOME                                                  808,630

NET REALIZED GAIN FROM PORTFOLIO SALES                                   1,671
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  810,301
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE             FOR THE
                                                                           YEAR ENDED          YEAR ENDED
                                                                          DECEMBER 31,        DECEMBER 31,
                                                                              2003                2002
                                                                          ------------        ------------
OPERATIONS:
   Net investment income                                                  $    808,630        $  2,263,365
   Net realized gain from investment sales                                       1,671              47,438
                                                                          ------------        ------------
      Net increase in net assets resulting from operations                     810,301           2,310,803
                                                                          ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                             549,528,973         597,777,049
   Net asset value of shares issued in distributions                           595,438           1,879,468
   Cost of shares redeemed                                                (569,369,870)       (611,207,125)
                                                                          ------------        ------------
      Net decrease in net assets from capital share transactions           (19,245,459)        (11,550,608)
                                                                          ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Investment income:
      Class X Shares                                                          (515,746)         (1,535,974)
      Class B Shares                                                            (6,755)            (33,708)
      Class C Shares                                                               (63)                 --
      Class Y Shares                                                          (286,034)           (692,654)
   Realized gain from investment sales:
      Class X Shares                                                                --             (24,805)
      Class B Shares                                                                --                (263)
      Class C Shares                                                                --                  --
      Class Y Shares                                                                --             (16,642)
                                                                          ------------        ------------
      Total distributions                                                     (808,598)         (2,304,046)
                                                                          ------------        ------------
      Total decrease in net assets                                         (19,243,756)        (11,543,851)

NET ASSETS:
   Balance at beginning of period                                          199,504,656         211,048,507
                                                                          ------------        ------------
   Balance at end of period                                               $180,260,900        $199,504,656
                                                                          ------------        ------------
                                                                          ------------        ------------

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                              CLASS X COMMON STOCK
                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of the North Track Cash Reserve Fund outstanding for the periods indicated. You should read this information in conjunction with the financial statements and related notes.

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------------
                                                                  2003         2002          2001          2000          1999
                                                                  ----         ----          ----          ----          ----
(Selected data for each retail share of the Fund
outstanding throughout the periods)

NET ASSET VALUE, BEGINNING OF PERIOD                            $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
                                                                ---------    ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (b)<F4>                                      .00          .01           .03           .06           .04
LESS DISTRIBUTIONS:
   Dividends from net investment income (b)<F4>                      (.00)        (.01)         (.03)         (.06)         (.04)
                                                                ---------    ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                  $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
                                                                ---------    ---------     ---------     ---------     ---------
                                                                ---------    ---------     ---------     ---------     ---------

TOTAL INVESTMENT RETURN                                              .34%        1.09%         3.37%         5.64%         4.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (nearest thousand)                     $142,541     $136,663      $142,125      $113,595      $136,998
Ratio of expenses to average net assets (a)<F3>                     0.90%         .92%          .96%          .80%          .90%
Ratio of net investment income to average net assets (a)<F3>        0.34%        1.06%         3.23%         5.50%         4.26%

(a)<F3> For the year ended December 31, 1999, the Fund's adviser and administrator voluntarily reimbursed a portion of its fees. Without these reimbursements, the ratios of expenses and net investment income to average net assets for the Fund would have been as follows:

        Ratio of expenses to average net assets                           .93%
        Ratio of net investment income to average net assets             4.23%

(b)<F4> Net investment income and dividends from net investment income for 2003 were $.003 and $.003, respectively.

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                              CLASS B COMMON STOCK
                              FINANCIAL HIGHLIGHTS

                                                                                                              FOR THE PERIOD FROM
                                                                                                               DECEMBER 15, 1999
                                                                FOR THE YEARS ENDED DECEMBER 31,                (COMMENCEMENT OF
                                                       -------------------------------------------------      OPERATIONS) THROUGH
                                                       2003           2002           2001           2000       DECEMBER 31, 1999
                                                       ----           ----           ----           ----      -------------------
(Selected data for each retail share of the Fund
outstanding throughout the periods)

NET ASSET VALUE, BEGINNING OF PERIOD                 $    1.00      $    1.00      $    1.00       $    1.00       $    1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (b)<F6>                           .00            .01            .03             .05             .00

LESS DISTRIBUTIONS:
   Dividends from net investment income (b)<F6>           (.00)          (.01)          (.03)           (.05)           (.00)
                                                     ---------      ---------      ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                       $    1.00      $    1.00      $    1.00       $    1.00       $    1.00
                                                     ---------      ---------      ---------       ---------       ---------
                                                     ---------      ---------      ---------       ---------       ---------

TOTAL RETURN**<F8>                                        .10%           .47%          2.75%           5.05%            .15%++<F9>

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (nearest thousand)            $3,974         $7,521         $6,674          $3,332            $117
Ratio of expenses to average net assets (a)<F5>          1.16%          1.52%          1.60%           1.40%           1.39%*<F7>
Ratio of net investment income
  to average net assets (a)<F5>                           .10%           .45%          2.40%           4.94%           3.47%*<F7>

(a)<F5> For the years ended December 31, 2003 and December 31, 2002, the Fund's distributor voluntarily subsidized a portion of expenses. Without this subsidy, the ratios of expenses and net investment income to average net assets of the Fund would have been as follows:

                                                                            FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2003      DECEMBER 31, 2002
                                                                            -----------------      -----------------
         Ratio of expenses to average net assets                                  1.53%                  1.54%
         Ratio of net investment income (loss) to average net assets              (.27)%                  .43%

(b)<F6> Net investment income and dividends from net investment income for 2003 were $.001 and $.001, respectively.
 *<F7>  Annualized
**<F8> The Fund's sale charge is not reflected in total return as set forth in the table.
++<F9>  Not annualized

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                              CLASS C COMMON STOCK
                              FINANCIAL HIGHLIGHTS

                                                           FOR THE PERIOD FROM
                                                               MAY 1, 2003
                                                             (COMMENCEMENT OF
                                                           OPERATIONS) THROUGH
                                                               DECEMBER 31,
                                                                   2003
                                                           -------------------
(Selected data for each retail share of the Fund outstanding throughout the periods)

NET ASSET VALUE, BEGINNING OF PERIOD                            $   1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (b)<F11>                                     .00

LESS DISTRIBUTIONS:
  Dividends from net investment income (b)<F11>                     (.00)
                                                                --------
NET ASSET VALUE, END OF PERIOD                                  $   1.00
                                                                --------
                                                                --------

TOTAL RETURN**<F13>                                                 .08%++<F14>

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (nearest thousand)                        $129
Ratio of expenses to average net assets (a)<F10>                   1.01%*<F12>
Ratio of net investment income to average net assets (a)<F10>       .10%*<F12>

(a)<F10> Reflects a voluntary subsidy of Fund expenses by the Fund's distributor. Without this subsidy, the ratios of expenses and net investment income to average net assets of the Fund would have been as follows:
Ratio of expenses to average net assets                           1.51%*<F12>
Ratio of net investment loss to average net assets                (.40)%*<F12>

(b)<F11> Net investment income and dividends from net investment income were $.001 and $.001, respectively.
  *<F12>   Annualized
 **<F13> The Fund's sales charge is not reflected in total return as set forth in the table.
 ++<F14>   Not annualized

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                  CLASS Y COMMON STOCK (INSTITUTIONAL SHARES)
                              FINANCIAL HIGHLIGHTS

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------------------------------
                                                               2003           2002           2001           2000           1999
                                                               ----           ----           ----           ----           ----
(Selected data for each institutional share of the Fund
  outstanding throughout the periods)

NET ASSET VALUE, BEGINNING OF PERIOD                         $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                           .01            .01            .04            .06            .05

LESS DISTRIBUTIONS:
   Dividends from net investment income                           (.01)          (.01)          (.04)          (.06)          (.05)
                                                             ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                               $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                             ---------      ---------      ---------      ---------      ---------
                                                             ---------      ---------      ---------      ---------      ---------

TOTAL INVESTMENT RETURN                                           .72%          1.49%          3.78%          6.01%          4.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (nearest thousand)                   $33,617        $55,321        $62,250        $32,800        $10,536
Ratio of expenses to average net assets (a)<F15>                 0.53%           .54%           .56%           .50%           .58%
Ratio of net investment income
  to average net assets (a)<F15>                                 0.73%          1.43%          3.57%          6.00%          4.54%

(a)<F15> For the year ended December 31, 1999, the Fund's adviser voluntarily reimbursed a portion of its fees. Without these reimbursements, the ratios of expenses and net investment income to average net assets for the Fund would have been as follows:
          Ratio of expenses to average net assets                       0.62%
          Ratio of net investment income to average net assets          4.50%

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003

1.   SIGNIFICANT ACCOUNTING POLICIES --

North Track Funds, Inc. ("North Track"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with 10 funds: Cash Reserve Fund, Wisconsin Tax-Exempt Fund, Tax-Exempt Fund, Government Fund, S&P100 Index Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund and Strategic Allocation Fund. This report presents information only for the Cash Reserve Fund (the "Fund"). Information regarding the other funds is presented in separate reports. The assets and liabilities of each fund are segregated and a shareholder's interest is limited to the fund in which the shareholder owns shares.

The following is a summary of the significant accounting policies of the Fund:

     a) Valuation of Investments

        Money market investments are valued at amortized cost, which the Board of Directors has determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     b) Security Transactions

        Security transactions are recorded on a trade date basis. Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of expected maturity. Premiums are amortized on the investments of the Fund, accrued ratably to the date of expected maturity.

     c) Federal Income Taxes

        Provision has not been made for Federal income taxes because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income or excise taxes is necessary.

        The character of distributions made during the year from net investment income or net realized gains for financial reporting purposes may differ from their characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. At December 31, 2003 the components of distributable earnings on a tax basis included $22,241 of ordinary income. In 2003, the tax character of distributions included $808,598 of ordinary income. Accordingly, reclassifications were recorded to increase undistributed net investment income and decrease undistributed accumulated net realized gain by $11,750.

        There is no difference between cost basis of investments for financial reporting and Federal income tax purposes..

     d) Expense Allocation

        Expenses associated with a specific North Track fund are accrued to that fund. Common expenses are allocated between the funds based upon the ratio of the net assets of the funds, or other equitable means. Expenses directly attributed to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

     e) Distributions to Shareholders

        Dividends from net investment income of the Fund are declared daily and paid monthly. Generally, payment is made or reinvestment is credited to shareholders as of the last business day of the month. There is no difference between unrealized appreciation (depreciation) for financial reporting and tax purposes. Net realized capital gains, if any, are distributed at least annually. Any short-term capital gains are included in ordinary income for tax purposes. The Fund distributed $808,598 of ordinary income during 2003.

     f) Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES --

North Track has an Investment Advisory Agreement (the "Agreement") with B.C. Ziegler and Company ("BCZ") (which whom certain officers and directors of North Track are affiliated), to serve as the investment advisor for the Fund. BCZ is a wholly owned subsidiary of the Ziegler Companies, Inc. Under the Agreement the Fund pays BCZ a monthly fee based upon the average daily net assets of the Fund at the rate of .20%.

North Track has an Administrative Services Agreement with BCZ to provide general office facilities and supervise the overall administration of the Fund. For these services the Fund pays BCZ a monthly fee based on .15% of the Fund's daily average net assets up to $200 million and .10% of such assets over $200 million.

North Track also has an Accounting and Pricing Agreement with BCZ to provide fund accounting and pricing services to the Fund. Under the Accounting and Pricing Agreement the Fund pays BCZ a monthly fee based on a $13,000 annual base fee plus .05% of the first $100 million of average daily net assets, .03% of the next $100 million of average daily net assets, and .01% of the next $300 million of average daily net assets.

The fees for the above mentioned services are reflected in the Statement of Operations.

BCZ also serves as Distributor for North Track. North Track has adopted a 12b-1 Distribution Plan (the "Plan") under the 1940 Act on behalf of the Fund. Under the Plan, the Fund pays a fee of .15% of average daily net assets of Class X shares and 1.00% of the average daily net assets of Class B and Class C shares as compensation for services provided and expenses incurred, including amounts paid to brokers or dealers as compensation for sales support and distribution activities. There are no 12b-1 fees for Class Y shares. A total of $216,807 was retained by BCZ as distributor or paid to BCZ as a broker dealer distributing the Fund.

3.  LINE OF CREDIT --

North Track has an available line of credit of $15,000,000. However, the Fund's borrowings, by investment restriction, cannot exceed 10% of the total assets of the Fund. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current prime rate. North Track pays a commitment fee of 30 basis points per annum on the unused portion of the line. The Fund's policies allow borrowings for temporary or emergency purposes. Outstanding borrowings under the line were $4,100,000 and the weighted average interest rate on outstanding borrowings was 3.50% at December 31, 2003. Total available capacity under the North Track line of credit was $10,600,000 at December 31, 2003.

4.  SECURITIES LENDING --

The Fund may lend securities from time to time in order to earn additional income. The Fund receives initial collateral in the form of cash or U.S Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The Fund also continues to receive interest or dividends on the securities loaned. The cash collateral is invested in cash equivalents authorized by the Fund. The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government and securities meeting pre-established rating criteria. Invested collateral must also meet maturity requirements. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. As with other extensions of credit, there is risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems credit worthy.

The value of the cash collateral at period end is reported on the Fund's Statement of Assets and Liabilities. Earnings from the cash collateral are recorded on the Statements of Operations.

5.   CAPITAL SHARE TRANSACTIONS --

     (a) North Track has authorized common stock of 10 billion shares with a par value of $.001 per share. Its shares are divided into 10 mutual fund series as described in note 1. The authorized shares of common stock may be allocated to any of the above funds or to new funds as determined by the Board of Directors. The shares of each fund have equal rights and privileges with all other shares of that fund. The Fund has designated four classes of shares: Class X (Retail Shares); Class B (CDSC Retail Shares); Class C (CDSC Retail Shares); and Class Y (Institutional Shares).

     (b) Capital share activity in thousands, during the years ended December 31, 2002 and 2003, was as follows:

                                       CLASS X    CLASS B    CLASS C    CLASS Y
                                       -------    -------    -------    -------
                                                            (INCEPTION
                                                            5/1/2003)
          SHARES OUTSTANDING
             AT DECEMBER 31, 2001      142,118      6,673         --    62,247
             Shares sold               290,490      7,265         --   300,021
             Shares reinvested           1,555         32         --       292
             Shares redeemed          (297,518)    (6,451)        --  (307,237)
                                      --------   --------   --------  --------

          SHARES OUTSTANDING
             AT DECEMBER 31, 2002      136,645      7,519         --    55,323
             Shares sold               284,583      2,686        733   261,527
             Shares reinvested             514          6         --        76
             Shares redeemed          (279,217)    (6,239)      (604) (283,309)
                                      --------   --------   --------  --------

          SHARES OUTSTANDING
             AT DECEMBER 31, 2003      142,525      3,972        129    33,617
                                      --------   --------   --------  --------
                                      --------   --------   --------  --------

     (c) A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from purchase of Class B shares until the redemption. Class B shares convert to Class X shares after eight years.

           YEAR SINCE PURCHASE                                     CDSC %
           -------------------                                     ------
           One year or less                                          5%
           More than 1 year, but less than 3 years                   4%
           3 years, but less than 4 years                            3%
           4 years, but less than 5 years                            2%
           5 years, but less than 6 years                            1%
           Over 6 years                                             None

     (d) A CDSC of 1.00% is imposed on redemptions made in Class C shares within eighteen months from the date of purchase.

                            NORTH TRACK FUNDS, INC.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of North Track Cash Reserve Fund:

  We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of North Track Cash Reserve Fund (the "Fund") [one of the portfolios constituting the North Track Funds, Inc. (the "Company")] as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Fund's financial highlights for the periods ended prior to December 31, 2002, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated January 18, 2002.

  We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North Track Cash Reserve Fund of the North Track Funds, Inc. as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

Milwaukee, Wisconsin
February 12, 2004

                                   MANAGEMENT

Under applicable law, the Board of Directors is responsible for management of North Track Funds, Inc. ("North Track") and provides broad supervision over its affairs. The Board of Directors meets regularly to review the Fund's investments, performance and expenses. The Board elects the officers of North Track and hires service providers for each Fund, including the Fund's investment advisor and distributor, B.C. Ziegler and Company ("Ziegler"). The Board annually reviews and considers approval of the continuation of the investment advisory agreement with Ziegler and the Fund's distribution plan, and annually approves the selection of independent public accountants for the Fund. The Board also establishes, monitors and periodically reviews numerous policies and procedures governing the conduct of North Track's business. The policy of North Track is that a majority of its Board of Directors must not be "interested persons" (as defined by the 1940 Act) of North Track or Ziegler. Currently, 80% of the Directors are independent, i.e., not "interested persons."

The directors and officers of North Track as of December 31, 2003 are listed below, together with their principal occupations during the past five years.
The current Statement of Additional Information for the Funds contains additional information about the directors and officers and is available, without charge, upon request by calling North Track toll free at (800) 826-4600.

                                                                                                        NUMBER OF
                                      TERM OF                                                           NORTH TRACK  OTHER
                         POSITION(S)  OFFICE AND                                                        FUNDS        DIRECTORSHIPS
NAME, ADDRESS            HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)                        OVERSEEN     HELD BY
AND DATE OF BIRTH        NORTH TRACK  TIME SERVED1<F16>  DURING PAST FIVE YEARS                         BY DIRECTOR  DIRECTOR2<F17>
-----------------        -----------  -----------------  -----------------------                        -----------  --------------

INDEPENDENT DIRECTORS:

Marcia L. Wallace        Director     Since 2001         Retired; Senior Vice President in Global       10           None
9247 Blind Pass Road                                     Trust Services and Institutional Custody,
Sarasota, FL 34242                                       First Chicago NBD/Bank One from 1985 to 1999.
Birthdate: 12-2-47

James G. DeJong          Director     Since 2001         President and Managing Shareholder, O'Neil,    10           None
11032 River Trail Road                                   Cannon & Hollman S.C. (law firm) since 1987.
Mequon, WI 53092
Birthdate: 10-18-51

Brian J. Girvan          Director     Since 2003         Partner, Ascent Venture Partners (August       10           None
6 Tucks Point Road                                       2003 - Present); Chief Operating Officer
Manchester-by-the-Sea,                                   and Chief Financial Officer of Argo Global
MA 01944                                                 Capital, LLC (venture capital company) from
Birthdate: 10-20-55                                      2001 to 2003; Senior Vice President and
                                                         Division Executive of Fidelity Investments
                                                         from 1999 to 2001; Senior Vice President
                                                         and Group CFO of Fidelity Investments from
                                                         1998 to 1999.

Cornelia Boyle           Director     Since 2003         Currently Retired; Executive Vice President    10           None
14 Twin Lake Villa Road                                  and Chief Operations Officer of AIG SunAmerica
New London, NH 03257                                     Retirement Markets, Inc., which engages in
Birthdate: 09-23-53                                      variable annuity manufacturing, distribution
                                                         and administration (August 2000 - May 2003);
                                                         and Executive Vice President of Fidelity
                                                         Investments (August 1996 - July 2000).

INTERESTED DIRECTORS AND OFFICERS:

John J. Mulherin3<F18>   Director     Since 2003         President and Chief Executive Officer, The     10           None
250 E. Wisconsin Ave.                                    Ziegler Companies, Inc. since February 2000;
Milwaukee, WI 53202                                      Chief Administrative Officer at Villanova
Birthdate: 5-18-51                                       Capital (asset management group of Nationwide
                                                         Insurance) from June 1999 to February 2000;
                                                         President of National Financial Correspondent
                                                         Services Company, (a clearing subsidiary of
                                                         Fidelity Investments) from November 1997
                                                         to December 1998.

David G. Stoeffel        President    Since 2003         Senior Managing Director and Head of Asset     N/A          N/A
250 E. Wisconsin Ave.                                    Management, B.C. Ziegler and Company since
Milwaukee, WI 53202                                      2003.  Senior Vice President and Director of
Birthdate: 10-20-58                                      Mutual Funds Marketing and Administration,
                                                         Nomura Asset Management U.S.A., Inc. from
                                                         1998 to 2003; Eastern Division Manager for
                                                         Brinson Funds/Funds Distributor from 1997
                                                         to 1998.

James L. Brendemuehl     Senior Vice  Since 1999         Vice President - Mutual Funds, B.C. Ziegler    N/A          N/A
250 E. Wisconsin Ave.    President -                     and Company since 1995.
Milwaukee, WI 53202      Sales
Birthdate: 2-23-46

Franklin P. Ciano        Chief        Since 1996         Manager of North Track Operations, B.C.        N/A          N/A
250 E. Wisconsin Ave.    Financial                       Ziegler and Company since 1996.
Milwaukee, WI 53202      Officer and
Birthdate: 4-26-52       Treasurer

John H. Lauderdale       Senior Vice  Since 1993         Wholesaler, B.C. Ziegler and Company since     N/A          N/A
250 E. Wisconsin Ave.    President -                     1991.
Milwaukee, WI 53202      Marketing
Birthdate: 12-15-65

S. Charles O'Meara       Secretary    Since 2003         General Counsel, Senior Vice President and     N/A          N/A
250 E. Wisconsin Ave.                                    Secretary, The Ziegler Companies, Inc. and
Milwaukee, WI 53202                                      B.C. Ziegler and Company.
Birthdate: 2-13-50

Michael T. Karbouski     Assistant    Since 2003         Vice President, Product Manager, B.C. Ziegler  N/A          N/A
250 E. Wisconsin Ave.    Treasurer                       & Company, since 2000; prior thereto,
Milwaukee, WI 53202                                      Assistant Vice President, US Bancorp Mutual
Birthdate: 3-3-65                                        Fund Services, from 1990 to 2000

1<F16> Officers of North Track serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of North Track serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders only as and when required under the Investment Company Act of 1940.
2<F17> Only includes directorships held in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the Investment Company Act of 1940.
3<F18> Mr. Mulherin is considered to be an "interested person" (as defined in the 1940 Act) of North Track because he is President and Chief Executive Officer of The Ziegler Companies, Inc.

PROXY VOTING POLICY

A copy of the written policies and procedures that North Track uses to determine how to vote proxies relating to portfolio securities held by the Funds is available without charge, upon request, by calling 1-800-826-4600, and on the SEC's website at http://www.sec.gov.

MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS

On November 21, 2003 a special meeting of shareholders of the Cash Reserve Fund (the "Fund") and the other North Track Funds was held upon the presence of a quorum. The matters voted upon at the meeting that are relevant to the Fund included the following:

     1.   Election of directors, and

     2. A proposal to redesignate the Fund's investment objective as a non-fundamental policy.

All five of the directors named above (Cornelia Boyle, James G. DeJong, Brian J. Girvan, Marcia L. Wallace and John J. Mulherin) were elected, each having received a plurality of the votes cast.

An insufficient number of votes were cast by the shareholders of the Fund to approve the redesignation of the Fund's investment objective as a non-fundamental policy.

The specific voting results were as follows:

Election of Directors
---------------------

                             APPROVE                      WITHHELD
                             -------                      --------
Cornelia Boyle           100,710,594.857               1,591,635.925
James G. DeJong          100,763,279.529               1,538,951.253
Brian J. Girvan          100,716,494.364               1,585,736.418
John J. Mulherin         100,676,138.294               1,616,092.488
Marcia L. Wallace        100,754,075.041               1,548,155.741

Proposal to Re-Designate Each Fund's Investment Objective as a Non-Fundamental
------------------------------------------------------------------------------
Policy
------

REQUIRED VOTE         FOR           AGAINST        ABSTAIN    BROKER NON-VOTES
-------------         ---           -------        -------    ----------------
97,319,678.280  52,926,644.080   1,767,128.760   791,997.170    3,931,568.000

NORTH TRACK FUNDS, INC.

1-800-826-4600

250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

INVESTMENT ADVISOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

DISTRIBUTOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

ACCOUNTING/PRICING AGENT
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111

COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

AUDITOR
Deloitte & Touche LLP
180 N. Stetson Avenue
Chicago, IL 60601-6779

250 East Wisconsin Avenue o  Suite 2000  o Milwaukee, Wisconsin 53202-4298

(NORTH TRACK LOGO)
INDEX FUNDS WITH ADVICE

ANNUAL REPORT

SHAREHOLDER INFORMATION
1-800-826-4600
www.northtrackfunds.com

This report was prepared for the information of shareholders of North Track Funds, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current prospectus.

A05 NT178-02/04

ITEM 2.  CODE OF ETHICS

     As the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer. It is attached hereto as
Exhibit 10(a).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. Brian J. Girvan, a director of the Registrant, has been determined to be an audit committee expert, and he is "independent" within the meaning of Item 3(a)(2) of Form N-CSR. Mr. Girvan is currently a partner with Ascent Venture Management, Inc. a venture capital firm. From January 2001 to July 2003, he was Chief Operating Officer and Chief Financial Officer of Argo Global Capital, LLC (a venture capital firm). In such capacities, Mr. Girvan managed the firm's fi-nances and supervised the preparation of financial statements. Previously, he had served in various official capacities for Fidelity Investments where he had overall responsibility for financial controls and supervised the preparation of division budgets, business plans and financial statements. Mr. Girvan also served as Senior Vice President, Chief Financial Officer and Treasurer for PIMCO Advisors (and its predecessors), where he made filings of financial statements and was a fund treasurer. Mr. Girvan received a B.B.A. in Accounting from Manhattan College and is a CPA.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     The following table sets forth information as to the fees billed to the Registrant, with respect to the North Track Cash Reserve Fund, for audit, audit-related, tax and other services and products provided by Deloitte & Touche LLP, the Registrant's principal accountant, for each of the last two fiscal years.

                               FISCAL YEAR ENDED DECEMBER 31,
                               ------------------------------

                                  2002                2003
                                  ----                ----
Audit Fees(1)<F19>              $ 9,870              $10,270
Audit-Related Fees(2)<F20>           --                3,803
Tax Fees(3)<F21>                  1,630                1,730
All Other Fees(4)<F22>               --                   --
                                -------              -------
TOTAL                           $11,500              $15,803
                                -------              -------
                                -------              -------

(1)<F19> This category relates to professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
(2)<F20> This category relates to assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above. In 2003, the audit-related services provided by Registrant's principal accountant specifically related to (i) its implementation of the standards and guidance of Statement of Auditing Standards No. 99, which requires auditors to identify and assess the risks of material misstatement in financial statements due to fraud and further examine other areas of audit risk, and (ii) additional communications with the Registrant's management and the audit committee pursuant to the Sarbanes-Oxley Act of 2002.
(3)<F21> This category relates to professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. In 2002 and 2003, the tax services provided by Registrant's principal accountant specifically related to assistance in the preparation of income and excise tax returns, determination of dividends and interest income and the distribution thereof, and tax analysis and advice.
(4)<F22> This category relates to products and services provided by the principal accountant other than those reported under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

     Deloitte & Touche LLP did not bill any amounts over the last two fiscal years for services or products provided to B.C. Ziegler and Company ("Ziegler"), the Registrant's investment advisor, or any entity controlling, controlled by or under common control with Ziegler that provides ongoing services for the Registrant, other than $5,000 billed to Ziegler in fiscal year 2002 for agreed upon procedures related to a review of certain reports prepared by Ziegler in connection with purchases and sales of Class B shares of the mutual fund series of the Registrant. Such services do not relate directly to the operations and financial reporting of the Registrant. The Registrant's audit committee has considered the provision by Deloitte & Touche LLP of such non-audit services to Ziegler to be compatible with maintaining the independence of such accounting firm relative to the Registrant.

     The audit committee of the Registrant's Board of Directors selected Deloitte & Touche LLP and approved all of the audit and non-audit services that were provided and the fees that were paid in each of 2002 and 2003 before that firm was engaged to provide such services. The audit committee of the
Registrant's Board of Directors has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the Registrant. The audit committee itself must approve all such services in advance. No non-audit services were provided to the Registrant with respect to the past two fiscal years pursuant to a waiver from the pre-approval requirement that were subsequently approved by the audit committee under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this Registrant because it is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

     (a)  Disclosure Controls and Procedures.  The Registrant's management,
          ----------------------------------
          with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form N-CSR. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

     (b)  Changes in Internal Control Over Financial Reporting.  There were no
          -----------------------------------------------------
          changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.     DESCRIPTION OF EXHIBIT
----------      ----------------------

10(a) Code of Ethics for the Registrant's Principal Executive, Fi-nancial and Accounting Officers referred to in Item 2 of the Form N-CSR.

10(b)(1)        Certification of Principal Executive Officer Required by
                Section 302 of the Sarbanes-Oxley Act of 2002

10(b)(2)        Certification of Principal Financial Officer Required by
                Section 302 of the Sarbanes-Oxley Act of 2002

10(c) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 8th day of March, 2004.

                                   NORTH TRACK FUNDS, INC.

                                   By: /s/David G. Stoeffel
                                       ---------------------------------------
                                       David G. Stoeffel, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 8th day of March, 2004.

                                   By: /s/David G. Stoeffel
                                       ---------------------------------------
                                       David G. Stoeffel, President (Principal
                                       Executive Officer)

                                   By: /s/Franklin P. Ciano
                                       ---------------------------------------
                                       Franklin P. Ciano, Chief Financial
                                       Officer and Treasurer (Principal
                                       Financial Officer)